Stockholders' Equity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2011
Stockholders' Equity
Common Stock, Dividends, Per Share, Declared	$ 0.67	$ 0.61	$ 0.55
Repurchases of common stock (in shares)	75.0	92.0	77.0
Payment in connection with repurchases of shares	$ 2,883	$ 2,728	$ 1,532
Share repurchases that will be settled in subsequent period	0.5
Share repurchase authorization remaining	$ 2,000
Share repurchase authorization increase after balance sheet date				$ 10,000
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax (provision) benefit on unrealized gains (losses) arising during the period	14	(66)	(239)
Net change	(6,302)	(5,881)
Other comprehensive (loss) income, net of taxes	(421)	(2,103)	1,781
Net revenue	51,463	56,651	55,273
Cost of revenue	41,524	45,431	44,754
Interest and other, net	(388)	(393)	(461)
Earnings from continuing operations before taxes	3,532	3,863	3,055
Total	(1,312)	151	106
Reclassifications of losses (gains) into earnings
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Other comprehensive (loss) income, net of taxes	(421)	(2,103)	1,781
Change in unrealized gains (losses) on available-for-sale securities
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax benefit (provision) on other comprehensive (loss) income	2	(1)	(14)
Tax (provision) benefit on unrealized gains (losses) arising during the period	2	(1)	(14)
Other comprehensive (loss) income before reclassifications	(15)	6	38
(Gains) losses reclassified into earnings		(1)	(49)
Net change in unrealized (losses) gains on available-for-sale securities	(15)	5	(11)
Change in net unrealized components of cash flow hedges
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax benefit (provision) on other comprehensive (loss) income	(294)	(174)	97
Tax provision on losses (gains)	368	(18)	(49)
Tax (provision) benefit on unrealized gains (losses) arising during the period	74	(192)	48
Other comprehensive (loss) income before reclassifications	797	163	(146)
(Gains) losses reclassified into earnings	(944)	133	57
Net change in unrealized (losses) gains on derivatives qualifying as hedges	(147)	296	(89)
Change in net unrealized components of cash flow hedges | Reclassifications of losses (gains) into earnings
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Net revenue	(995)	17	(2)
Cost of revenue	156	74	164
Other operating expenses	3		(3)
Interest and other, net	4
Earnings from continuing operations before taxes	(832)	91	159
Discontinued Operations	(480)	60	(53)
Total	(1,312)	151	106
Change in unrealized components of defined benefit plans
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax (provision) benefit on unrealized gains (losses) arising during the period	11	154	(298)
Net change in unrealized gains (losses) on benefit plans	21	(2,292)	2,006
(Losses) gains arising during the period
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax (provision) benefit on unrealized gains (losses) arising during the period	5	181	(258)
Losses (gains) adjustments reclassified into earnings	(543)	(2,575)	1,695
Amortization of actuarial loss and prior service benefit
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax provision on losses (gains)	(18)	(18)	(35)
Losses (gains) adjustments reclassified into earnings	425	241	291
Curtailments, settlements and other
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax (provision) benefit on unrealized gains (losses) arising during the period	24	(9)	(5)
Net change in unrealized gains (losses) on other adjustments	139	42	20
Change in cumulative translation adjustment
Changes and reclassifications related to Other Comprehensive Income, net of taxes
Tax (provision) benefit on unrealized gains (losses) arising during the period	(73)	(27)	25
Net change in unrealized gains (losses) in translation adjustment	$ (280)	$ (112)	$ (125)